TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
	December 31,
	2021	2020
Deferred tax assets:

Goodwill and Intangible assets	$291	$327
Other temporary differences (1)	13,307	14,300
Temporary differences related to inventory (2)	6,909	6,083
Carryforward losses, deductions and credits (3)	1,584	1,102
Less-valuation allowance	(717)	(1,102)

Total deferred tax assets	21,374	20,710

Deferred tax liabilities:

Property and equipment	(10,507)	(9,143)
Intangible Assets	(2,006)	(6,504)
Other temporary differences	(2,973)	(3,648)

Total deferred tax liabilities	(15,486)	(19,295)

Deferred tax assets, net	$5,888	$1,415

Reconciliation of Effective Tax Rate to Statutory Tax Rate
	Year ended December 31,
	2021	2020	2019

Income before taxes on income	$19,839	$12,322	$19,105

Statutory tax rate in Israel	23%	23%	23%

Income taxes at statutory rate	$4,563	$2,834	$4,394

Increase (decrease) in tax expenses resulting from:

Tax benefit arising from reduced rate as an "Preferred Enterprise"	(1,245)	(120)	(2,646)
Non-deductible expenses, net	1,039	1,764	2,025
Increase (decrease) in taxes from prior years, also related to settlement with tax authorities	(1,502)	(868)	707
Tax adjustment in respect of foreign subsidiaries' different tax rates	(650)	(251)	772
Uncertain tax position	110	1,659	1,037
Changes in valuation allowance	(385)	(280)	112
Others	20	(38)	(158)

Income tax expense	$1,950	$4,700	$6,243

Effective tax rate	10%	38%	33%

Per share amounts (basic and diluted) of the tax benefit resulting from an "Preferred Enterprise"	$(0.04)	$(0.00)	$(0.08)

Schedule of Income before Taxes on Income
	Year ended December 31,
	2021	2020	2019

Domestic	$19,539	$12,859	$5,329
Foreign	300	(537)	13,776

	$19,839	$12,322	$19,105

Schedule of Tax Expenses on Income
	Year ended December 31,
	2021	2020	2019

Current taxes	$6,423	$5,597	$7,752
Deferred taxes	(4,473)	(897)	(1,509)

	$1,950	$4,700	$6,243

Domestic	$1,190	$3,886	$2,874
Foreign	760	814	3,369

	$1,950	$4,700	$6,243

Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits

Gross tax liabilities at January 1, 2019	$3,876

Increase in tax positions for current year	1,037

Gross tax liabilities at December 31, 2019	4,913

Increase in tax positions for current year	1,659
Addition of tax position of prior years	118
Decrease in tax position resulting from settlement	(3,027)

Gross tax liabilities at December 31, 2020	3,663

Increase in tax positions for current year	110
Addition of tax position of prior years	-
Decrease in tax position resulting from settlement	-

Gross tax liabilities at December 31, 2021	$3,773